Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Summary of trade and other receivables

	As at 31 December
	2016	2017
	RMB’000	RMB’000
Trade receivables	414,962	386,517

Less: impairment provision	(18)	(37)

	414,944	386,480

Bills receivable	1,238,620	1,090,479
Amounts due from related parties	1,290,619	1,975,408

	2,944,183	3,452,367

Prepayments	165,804	228,269

Other receivables	165,798	83,551

	3,275,785	3,764,187

Summary of aging analysis in trade and other receivables

	As at 31 December
	2016 RMB’000	2017 RMB’000

Within one year	2,944,162	3,452,321
Above one year	21	46

	2,944,183	3,452,367

Summary of movements in the Group's impairment provision in trade and other receivables

	2016 RMB’000	2017 RMB’000

As at 1 January	1,269	992
Provision for receivables impairment	71	66
Receivables written off during the year as uncollectible	(207)	(5)
Unused amounts reversed	(141)	—

As at 31 December	992	1,053